SHARE-BASED COMPENSATION - Inputs to the model used for 2021 Plan (Details) - 2021 Restricted Stock Units Plan	Dec. 31, 2022 RUB (₽) Y	Dec. 31, 2022 USD ($) Y $ / shares	Dec. 31, 2021 RUB (₽) Y	Dec. 31, 2021 USD ($) Y $ / shares
SHARE-BASED COMPENSATION
Fair value of the RSUs at the grant date, USD | ₽	₽ 605		₽ 932
Directors
SHARE-BASED COMPENSATION
Fair value of the RSUs at the grant date, USD | $		$ 5.46		$ 14.89
Share price at the grant date, USD		$ 6.97		$ 17.62
Exercise price, USD		$ 0		$ 0
Expected annual volatility	59.60%	59.60%	50.90%	50.90%
Expected term, years | Y	2.38	2.38	2.38	2.38
Dividend yield	0.00%	0.00%	0.00%	0.00%